S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 04, 2026 USD ($) $ / shares shares
Private Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000
American Ventures Sponsor I LLC [Member] | Class B Common Stock [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	10,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
American Ventures Sponsor I LLC [Member] | Private Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,250,000
American Ventures Sponsor I LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 400,000
American Ventures Sponsor I LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 5
American Ventures Sponsor I LLC [Member] | Compensation of Sponsor Officer for Time Spent [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000